BEST AVAILABLE COPY

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

APR 2 3 2007 SECTION 210

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

144284

Name of Offering (☐check if this is an amendment and name has changed, and indicate change.)
MedicalCV, Inc. 11% Senior Secured Debt Transaction

Filing Under (Check box(es) that apply): ☐Rule 504 ☐Rule 505 ☒Rule 506 ☐Section 4(6) ☐ULOE

Type of Filing: ☒New Filing ☐Amendment

07051267

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐check if this is an amendment and name has changed, and indicate change.)
MedicalCV, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077	**651-452-3000**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Medical device company

PROCESSED
MAY 0 3 2007
THOMSON
FINANCIAL

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other, (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 3 Year 9 2 ☒Actual ☐Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) M N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (1/94)

2014085v2

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Miller, Paul K.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Haimovitch, Larry G.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Critzer, Susan L.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kaysen, David B.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Paulson, J. Robert, Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Richard A. Faleschini

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
David A. Chazanovitz

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Flores, Marc P.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Chacko, Eapen

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Berman, Adam L.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Clapp, Robert W.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Steger, Dennis E.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Tegan, Gary O.

Business or Residence Address (Number and Street, City, State, Zip Code)
9725 South Robert Trail, Inver Grove Heights, Minnesota 55077

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
SF Capital Partners Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
3600 S. Lake Drive, St. Francis, WI 53235

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
MedCap Management and Research LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
500 Third Street, Ste. 535, San Francisco, CA 94107

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Paul K. Miller Irrevocable Trust of 2005

Business or Residence Address (Number and Street, City, State, Zip Code)
606-24th Avenue South, Suite B12, Minneapolis, MN 55454

Full Name (Last name first, if individual)

Whitebox Advisors, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

3033 Excelsior Blvd. Ste. 300, Minneapolis, MN 55416

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ -0-

3. Does the offering permit joint ownership of a single unit? .... Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Craig-Hallum Capital Group, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
222 South Ninth Street, Suite 350, Minneapolis, MN 55402

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

[illegible] exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 10,000,000	$ 10,000,000*
Equity	$ ____	$ ____
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ ____	$ ____
Partnership Interests	$ ____	$ ____
Other (Specify ____)	$ ____	$ ____
Total	$ 10,000,000	$ 10,000,000*

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 10,000,000*
Non-accredited Investors	____	$ ____
Total (for filings under Rule 504 only)	____	$ ____

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	____	$ ____
Regulation A	____	$ ____
Rule 504	____	$ ____
Total	____	$ ____

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 10,000
Printing and Engraving Costs	☒	$ 20,000
Legal Fees	☒	$ 50,000
Accounting Fees	☒	$ 20,000
Engineering Fees	☐	$ ____
Sales Commissions (specify finders' fees separately)	☒	$ 600,000**
Other Expenses (identify) (estimated expense reimbursement to Craig-Hallum Capital Group, LLC and investor's counsel)	☒	$ 75,000
Total	☒	$ 775,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $9,225,000***

* Includes $8,000,000 of 11% Senior Secured Debt issued as of the date of this Form D and $2,000,000 of 11% Senior Secured Debt issuable to the investor, at the option of the investor, within 45 days of the date of this Form D.

** Includes $480,000 of sales commission paid as of the date of this Form D and $120,000 of sales commission that may become payable to Craig-Hallum Capital Group, LLC within 45 days of the date of this Form D.

*** Includes $2,000,000 of proceeds obtainable by the Company pursuant to the issuance of $2,000,000 of 11% Senior Secured Debt to the investor, at the option of the investor, within 45 days of the date of this Form D.

is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Officers, Directors & Affiliates	Others
Salaries and fees	☒ $ 1,045,000	☒ $ 1,830,000
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☒ $ 520,000
Construction or leasing of plant buildings and facilities	☒ $ 300,000	☒ $ 70,000
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ $ 5,460,000
Other (specify) (conversion of outstanding indebtedness)	☐ $	☐ $
Column Totals	☒ $ 1,345,000	☒ $ 7,880,000
Total Payments Listed (column totals added)	☒ $ 9,225,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
MedicalCV, Inc.	Eapen Chacko	**April 20, 2007**
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Eapen Chacko	**Vice President, Finance and Chief Financial Officer**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

END